Contingent liabilities and commitments - Schedule of Contingent Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Contingent liabilities
Acceptances and endorsements	£ 73	£ 71
Other items serving as direct credit substitutes	901	740
Performance bonds and other transaction-related contingencies	2,306	2,300
Total Contingent liabilities	3,207	3,040
Total contingent liabilities	£ 3,280	£ 3,111